Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amount
Income (loss) before income tax	$ (232,319)	$ (342,773)
Federal statutory income tax	(48,787)	(71,982)
State income tax, net of federal benefit	(9,324)	(147)
Foreign differential rate	(357)	(138)
Goodwill impairment	18,380	60,952
Transactions costs	187	7,523
Permanently disallowed interest expense	2,544	1,663
Valuation allowance	51,670	0
Deconsolidation of subsidiary	(24,766)	0
Other	1,069	(308)
Income tax benefit	$ (9,384)	$ (2,437)
Tax Rate
Federal statutory income tax	21.00%	21.00%
State income tax, net of federal benefit	4.01%	0.04%
Foreign differential rate	0.15%	0.04%
Goodwill impairment	(7.91%)	(17.79%)
Transactions costs	(0.08%)	(2.20%)
Permanently disallowed interest expense	(1.10%)	0.48%
Valuation allowance	(22.24%)	0.00%
Deconsolidation of subsidiary	10.66%	0.00%
Other	(0.46%)	0.10%
Effective income tax rate	4.04%	0.71%